TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Tax Credit Carryforward [Line Items]
Duration of tax benefits limitation, option one minimum	7 years
Duration of tax benefits limitation, option one maximum	10 years
Duration of tax benefits limitation, option two	12 years
Minimum percentage of income derived from export to receive tax benefits	25.00%
Uniform tax rate	15.00%
Withholding tax	15.00%
Unrecognized tax benefits, accrued penalties and interest	$ 2,604	$ 2,665
Penalties and interest expense	$ 61	$ 542
Statutory tax rate	25.00%	25.00%	24.00%
Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	10.00%
2011 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	7.00%
2012 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	12.50%
2013 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	6.00%
2014 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	12.00%
Subsequent Period 2012 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	25.00%